INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost of licenses disposed		$ 156,750
Accumulated amortization of licenses disposed		85,294
Amortization expense from intangible assets	$ 196,275	1,332,507	$ 1,337,336
Amortization of intangible assets allocated to inventory	1,393	9,071	9,065
Goodwill	$ 28,541,323	$ 28,541,323	$ 28,541,323